Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Lease income	¥ 1,795	¥ 3,653	¥ 1,878
Right-of-use asset for operating leases	¥ 170,993	¥ 175,422